Cash Flows (Details) - USD ($) $ in Millions		12 Months Ended
	Jun. 11, 2015	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2016
Cash paid for:
Interest		$ 288	$ 103	$ 124
Taxes on income, net of refunds		376	63	65
Non-cash activities, operating
Prepaid assets acquired under long-term financing		209	0	0
Non-cash activities, investing
Capital expenditures in accounts payable and accrued expenses		46	43	42
Capital expenditures through capital lease obligations		664	52	47
Assets acquired under long-term financing		238	87	1
Increase in deferred purchase price receivable		128	393	0
Non-cash activities, financing
Dividends declared but not yet paid		51	20	19
Stock issued for the acquisition of HPES		$ 9,850	$ 0	$ 0
Contracts Accounted for under Percentage of Completion, U.S. Claims | NHS contract
Loss Contingencies [Line Items]
Penalty paid	$ 190